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Schedules of Investments
(unaudited)
Franklin Mutual Small-Mid Cap Value Fund 2
Franklin Mutual U.S. Mid Cap Value Fund 6
Franklin Small Cap Value Fund 9
Notes to Schedules of Investments 13

Franklin Value Investors Trust
Schedule of Investments (unaudited), January 31, 2026
Franklin Mutual Small-Mid Cap Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.6%
Aerospace & Defense 3.1%
Babcock International Group plc ........................ United Kingdom 90,122 $ 1,776,885
Melrose Industries plc ................................ United Kingdom 32,857 282,502
QinetiQ Group plc ................................... United Kingdom 686,082 4,726,702
6,786,089
Banks 10.2%
Atlantic Union Bankshares Corp. ........................ United States 93,372 3,626,569
Citizens Financial Group, Inc. .......................... United States 84,700 5,334,406
Columbia Banking System, Inc. ......................... United States 151,198 4,451,269
First Business Financial Services, Inc. .................... United States 12,246 701,941
First Interstate BancSystem, Inc. , A ...................... United States 69,511 2,465,555
Southern Missouri Bancorp, Inc. ........................ United States 18,441 1,153,853
SouthState Bank Corp. ............................... United States 44,330 4,536,289
22,269,882
Building Products 2.4%
Fortune Brands Innovations, Inc. ........................ United States 3,741 202,388
Johnson Controls International plc ....................... United States 14,264 1,701,125
a
Resideo Technologies, Inc. ............................ United States 31,030 1,063,088
UFP Industries, Inc. .................................. United States 21,061 2,175,180
5,141,781
Capital Markets 2.3%
Raymond James Financial, Inc. ......................... United States 18,999 3,151,174
Victory Capital Holdings, Inc. , A ......................... United States 25,654 1,809,377
4,960,551
Chemicals 3.5%
Ashland, Inc. ....................................... United States 54,108 3,309,245
Avient Corp. ....................................... United States 121,652 4,397,720
7,706,965
Commercial Services & Supplies 2.5%
Brady Corp. , A ..................................... United States 32,461 2,806,903
MSA Safety, Inc. .................................... United States 14,603 2,586,921
5,393,824
Construction & Engineering 2.4%
Valmont Industries, Inc. ............................... United States 11,591 5,164,486
Construction Materials 1.7%
a
Amrize Ltd. ........................................ United States 70,310 3,699,712
Consumer Finance 1.5%
Bread Financial Holdings, Inc. .......................... United States 46,577 3,378,696
Consumer Staples Distribution & Retail 1.9%
Dollar General Corp. ................................. United States 28,617 4,104,536
Containers & Packaging 0.4%
International Paper Co. ............................... United States 23,957 965,946
Electric Utilities 1.0%
IDACORP, Inc. ..................................... United States 8,480 1,126,059
PPL Corp. ......................................... United States 27,329 990,677
2,116,736
Electrical Equipment 4.0%
a
Generac Holdings, Inc. ............................... United States 10,131 1,702,413

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual Small-Mid Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Regal Rexnord Corp. ................................ United States 42,832 $ 6,917,368
8,619,781
Electronic Equipment, Instruments & Components 2.6%
a
Flex Ltd. .......................................... United States 14,732 928,705
Vontier Corp. ....................................... United States 124,442 4,666,575
5,595,280
Energy Equipment & Services 3.1%
Baker Hughes Co. , A ................................. United States 90,892 5,093,588
Liberty Energy, Inc. , A ................................ United States 69,660 1,717,119
6,810,707
Financial Services 2.6%
Apollo Global Management, Inc. ........................ United States 18,792 2,528,276
a
Corpay, Inc. ....................................... United States 10,134 3,188,460
5,716,736
Ground Transportation 0.7%
Knight-Swift Transportation Holdings, Inc. , A ............... United States 23,234 1,280,193
a
RXO, Inc. ......................................... United States 15,634 227,944
1,508,137
Health Care Equipment & Supplies 4.5%
a
Cooper Cos., Inc. (The) ............................... United States 63,770 5,189,603
a
Envista Holdings Corp. ............................... United States 193,865 4,550,011
9,739,614
Health Care Providers & Services 1.5%
a
Henry Schein, Inc. ................................... United States 42,620 3,216,958
Hotels, Restaurants & Leisure 1.8%
Boyd Gaming Corp. ................................. United States 13,062 1,104,262
a
Hilton Grand Vacations, Inc. ........................... United States 41,514 1,872,697
Wyndham Hotels & Resorts, Inc. ........................ United States 13,874 1,009,888
3,986,847
Household Durables 1.8%
Meritage Homes Corp. ............................... United States 15,404 1,070,732
a
Mohawk Industries, Inc. ............................... United States 24,027 2,844,316
3,915,048
Industrial REITs 0.3%
STAG Industrial, Inc. ................................. United States 19,922 747,274
Insurance 2.4%
CNO Financial Group, Inc. ............................ United States 70,719 2,973,734
Hanover Insurance Group, Inc. (The) ..................... United States 4,857 845,798
Selective Insurance Group, Inc. ......................... United States 17,289 1,453,659
5,273,191
Leisure Products 2.0%
a
Mattel, Inc. ........................................ United States 205,062 4,283,745
Life Sciences Tools & Services 1.5%
Bruker Corp. ....................................... United States 74,698 3,308,374

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual Small-Mid Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 7.9%
CNH Industrial NV ................................... United States 178,421 $ 1,919,810
Dover Corp. ....................................... United States 15,808 3,185,154
a
Gates Industrial Corp. plc ............................. United States 192,348 4,427,851
Lincoln Electric Holdings, Inc. .......................... United States 17,564 4,660,607
a
Middleby Corp. (The) ................................ United States 3,707 545,559
Mueller Water Products, Inc. , A ......................... United States 44,951 1,216,824
Oshkosh Corp. ..................................... United States 9,666 1,390,164
17,345,969
Metals & Mining 4.7%
Commercial Metals Co. ............................... United States 58,262 4,478,600
Steel Dynamics, Inc. ................................. United States 32,250 5,791,132
10,269,732
Oil, Gas & Consumable Fuels 3.1%
Expand Energy Corp. ................................ United States 33,612 3,778,325
Whitecap Resources, Inc. ............................. Canada 333,292 3,040,052
6,818,377
Personal Care Products 1.7%
Estee Lauder Cos., Inc. (The) , A ........................ United States 32,543 3,751,557
Residential REITs 0.9%
Independence Realty Trust, Inc. ........................ United States 111,406 1,860,480
Retail REITs 0.8%
Brixmor Property Group, Inc. ........................... United States 66,020 1,768,676
Semiconductors & Semiconductor Equipment 6.0%
Melexis NV ........................................ Belgium 7,364 556,703
MKS, Inc. ......................................... United States 31,778 7,480,859
a
Onto Innovation, Inc. ................................. United States 25,047 5,060,746
13,098,308
Software 4.3%
a
ACI Worldwide, Inc. .................................. United States 141,657 6,142,248
Gen Digital, Inc. .................................... United States 137,186 3,291,092
9,433,340
Specialized REITs 0.3%
SBA Communications Corp. , A ......................... United States 3,976 732,021
Specialty Retail 2.9%
Dick's Sporting Goods, Inc. ............................ United States 5,386 1,087,972
Gap, Inc. (The) ..................................... United States 155,885 4,361,662
Group 1 Automotive, Inc. .............................. United States 2,410 853,767
6,303,401
Textiles, Apparel & Luxury Goods 0.1%
a
Crocs, Inc. ........................................ United States 3,735 313,441
Trading Companies & Distributors 3.2%
Ferguson Enterprises, Inc. ............................ United States 16,176 4,083,793
McGrath RentCorp .................................. United States 991 110,685
United Rentals, Inc. .................................. United States 3,521 2,753,633
6,948,111
Total Common Stocks (Cost $ 179,207,211 ) ...................................
213,054,309

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual Small-Mid Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 17.
Short Term Investments 2.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.4%
b,c
Franklin Institutional U.S. Government Money Market Fund ,
3.603% ......................................... United States 5,236,119 $ 5,236,119
Total Money Market Funds (Cost $ 5,236,119 ) .................................
5,236,119
Total Short Term Investments (Cost $ 5,236,119 ) ...............................
5,236,119
a
Total Investments (Cost $ 184,443,330 ) 100.0% ................................
$218,290,428
Other Assets, less Liabilities (0.0) %
†
.........................................
(67,808)
Net Assets 100.0% .........................................................
$218,222,620
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 4 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Schedule of Investments (unaudited), January 31, 2026
Franklin Mutual U.S. Mid Cap Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.8%
Automobile Components 0.6%
a
Aptiv plc .......................................... United States 63,896 $ 4,840,122
Banks 5.8%
Citizens Financial Group, Inc. .......................... United States 333,800 21,022,724
PNC Financial Services Group, Inc. (The) ................. United States 102,318 22,847,609
43,870,333
Building Products 1.9%
Johnson Controls International plc ....................... United States 123,571 14,737,077
Capital Markets 1.6%
Raymond James Financial, Inc. ......................... United States 74,750 12,398,035
Chemicals 1.8%
PPG Industries, Inc. ................................. United States 119,069 13,767,948
Construction & Engineering 2.7%
AECOM .......................................... United States 74,554 7,189,242
Valmont Industries, Inc. ............................... United States 29,010 12,925,696
20,114,938
Consumer Finance 1.3%
Capital One Financial Corp. ........................... United States 45,173 9,889,725
Consumer Staples Distribution & Retail 3.4%
Dollar General Corp. ................................. United States 129,894 18,630,697
Kroger Co. (The) .................................... United States 60,844 3,824,045
a
US Foods Holding Corp. .............................. United States 43,439 3,632,369
26,087,111
Containers & Packaging 1.5%
International Paper Co. ............................... United States 289,107 11,656,794
Electric Utilities 8.0%
Entergy Corp. ...................................... United States 208,125 19,957,107
Evergy, Inc. ........................................ United States 274,766 21,082,795
PPL Corp. ......................................... United States 533,153 19,326,796
60,366,698
Electronic Equipment, Instruments & Components 1.9%
a
Flex Ltd. .......................................... United States 234,018 14,752,495
Energy Equipment & Services 3.3%
Baker Hughes Co. , A ................................. United States 120,227 6,737,521
SLB Ltd. .......................................... United States 385,350 18,643,233
25,380,754
Financial Services 3.2%
Apollo Global Management, Inc. ........................ United States 76,930 10,350,162
a
Fiserv, Inc. ........................................ United States 72,265 4,605,449
Voya Financial, Inc. .................................. United States 117,603 9,015,446
23,971,057
Health Care Equipment & Supplies 4.7%
a
Cooper Cos., Inc. (The) ............................... United States 111,703 9,090,390
a
Envista Holdings Corp. ............................... United States 548,061 12,862,991
Zimmer Biomet Holdings, Inc. .......................... United States 155,839 13,568,902
35,522,283

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 1.0%
Cencora, Inc. ...................................... United States 21,967 $ 7,890,986
Hotels, Restaurants & Leisure 1.3%
Boyd Gaming Corp. ................................. United States 115,128 9,732,921
Household Durables 0.5%
DR Horton, Inc. ..................................... United States 23,470 3,493,275
Household Products 1.1%
Colgate-Palmolive Co. ............................... United States 92,410 8,343,699
Industrial REITs 1.5%
EastGroup Properties, Inc. ............................ United States 61,173 11,111,464
Insurance 4.3%
Everest Group Ltd. .................................. United States 28,917 9,579,624
Hartford Insurance Group, Inc. (The) ..................... United States 173,425 23,422,780
33,002,404
IT Services 1.5%
Amdocs Ltd. ....................................... United States 143,062 11,722,500
Life Sciences Tools & Services 1.3%
a
Bio-Rad Laboratories, Inc. , A ........................... United States 34,514 10,136,762
Machinery 6.2%
CNH Industrial NV ................................... United States 984,578 10,594,059
Dover Corp. ....................................... United States 122,613 24,705,294
a
Gates Industrial Corp. plc ............................. United States 521,097 11,995,653
47,295,006
Metals & Mining 2.6%
Reliance, Inc. ...................................... United States 60,420 19,908,390
Oil, Gas & Consumable Fuels 3.4%
EOG Resources, Inc. ................................ United States 149,016 16,709,164
Williams Cos., Inc. (The) .............................. United States 135,904 9,140,903
25,850,067
Personal Care Products 2.1%
Estee Lauder Cos., Inc. (The) , A ........................ United States 139,482 16,079,485
Pharmaceuticals 1.8%
Haleon plc , ADR .................................... United States 1,264,826 13,242,728
Professional Services 3.5%
KBR, Inc. ......................................... United States 284,719 12,188,821
SS&C Technologies Holdings, Inc. ....................... United States 175,961 14,409,446
26,598,267
Real Estate Management & Development 1.5%
a
CBRE Group, Inc. , A ................................. United States 67,763 11,542,072
Retail REITs 3.1%
Brixmor Property Group, Inc. ........................... United States 872,045 23,362,085
Semiconductors & Semiconductor Equipment 2.3%
NXP Semiconductors NV ............................. Netherlands 76,841 17,376,824
Software 1.1%
Gen Digital, Inc. .................................... United States 330,789 7,935,628

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 17.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialized REITs 1.4%
Lamar Advertising Co. , A .............................. United States 29,852 $ 3,830,310
SBA Communications Corp. , A ......................... United States 35,641 6,561,865
10,392,175
Specialty Retail 5.0%
Dick's Sporting Goods, Inc. ............................ United States 48,720 9,841,440
Gap, Inc. (The) ..................................... United States 478,897 13,399,538
a
Ulta Beauty, Inc. .................................... United States 22,706 14,698,956
37,939,934
Trading Companies & Distributors 5.6%
AerCap Holdings NV ................................. Ireland 107,606 15,458,678
Ferguson Enterprises, Inc. ............................ United States 65,245 16,471,753
United Rentals, Inc. .................................. United States 13,222 10,340,397
42,270,828
Total Common Stocks (Cost $ 519,010,475 ) ...................................
712,582,870
Short Term Investments 5.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 5.9%
b,c
Franklin Institutional U.S. Government Money Market Fund ,
3.603% ......................................... United States 45,210,065 45,210,065
Total Money Market Funds (Cost $ 45,210,065 ) ................................
45,210,065
Total Short Term Investments (Cost $ 45,210,065 ) ..............................
45,210,065
a
Total Investments (Cost $ 564,220,540 ) 99.7% .................................
$757,792,935
Other Assets, less Liabilities 0.3% ...........................................
2,231,885
Net Assets 100.0% .........................................................
$760,024,820
a a a
a
Non-income producing.
b
See Note
4
regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Schedule of Investments (unaudited), January 31, 2026
Franklin Small Cap Value Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.5%
Aerospace & Defense 5.9%
Babcock International Group plc ........................ United Kingdom 2,591,564 $ 51,096,409
Melrose Industries plc ................................ United Kingdom 1,069,159 9,192,559
QinetiQ Group plc ................................... United Kingdom 12,096,813 83,339,938
a
Senior plc ......................................... United Kingdom 27,907,624 93,385,777
237,014,683
Banks 18.7%
Atlantic Union Bankshares Corp. ........................ United States 1,908,651 74,132,005
a
Camden National Corp. ............................... United States 978,520 46,548,196
Central BanCo, Inc. , A ................................ United States 597,491 14,399,533
Columbia Banking System, Inc. ......................... United States 3,468,940 102,125,594
First Bancorp ...................................... United States 1,053,957 61,055,729
First Commonwealth Financial Corp. ..................... United States 2,414,952 43,541,585
First Interstate BancSystem, Inc. , A ...................... United States 1,180,135 41,859,388
German American Bancorp, Inc. ........................ United States 1,151,789 48,455,763
Peoples Bancorp, Inc. ................................ United States 310,040 10,082,501
Seacoast Banking Corp. of Florida ...................... United States 1,269,513 42,452,515
SouthState Bank Corp. ............................... United States 979,983 100,281,660
TriCo Bancshares ................................... United States 1,028,817 51,255,663
Washington Trust Bancorp, Inc. ......................... United States 402,827 13,845,164
WSFS Financial Corp. ................................ United States 1,511,067 97,811,367
747,846,663
Building Products 1.9%
b
American Woodmark Corp. ............................ United States 247,036 14,671,468
Fortune Brands Innovations, Inc. ........................ United States 68,730 3,718,293
b
Resideo Technologies, Inc. ............................ United States 566,657 19,413,669
UFP Industries, Inc. .................................. United States 387,250 39,995,180
77,798,610
Capital Markets 0.8%
Victory Capital Holdings, Inc. , A ......................... United States 467,039 32,940,261
Chemicals 5.8%
Ashland, Inc. ....................................... United States 997,048 60,979,456
Avient Corp. ....................................... United States 2,294,986 82,963,744
a
Elementis plc ...................................... United Kingdom 39,868,704 88,159,815
232,103,015
Commercial Services & Supplies 2.8%
Brady Corp. , A ..................................... United States 763,404 66,011,544
MSA Safety, Inc. .................................... United States 269,002 47,653,704
113,665,248
Construction & Engineering 2.3%
Valmont Industries, Inc. ............................... United States 204,439 91,089,841
Consumer Finance 1.5%
Bread Financial Holdings, Inc. .......................... United States 849,225 61,602,781
Electric Utilities 0.4%
IDACORP, Inc. ..................................... United States 132,852 17,641,417
Electrical Equipment 4.6%
EnerSys .......................................... United States 165,197 29,766,847
Regal Rexnord Corp. ................................ United States 729,095 117,748,843
b
Rosebank Industries plc .............................. Jersey 7,285,678 34,793,058
182,308,748

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 5.5%
Benchmark Electronics, Inc. ........................... United States 1,728,883 $ 90,143,960
Oxford Instruments plc ............................... United Kingdom 846,459 29,130,042
Vontier Corp. ....................................... United States 2,643,665 99,137,437
218,411,439
Energy Equipment & Services 3.4%
a
Hunting plc ........................................ United Kingdom 7,806,253 47,493,612
Liberty Energy, Inc. , A ................................ United States 1,173,250 28,920,613
Select Water Solutions, Inc. , A .......................... United States 4,641,526 56,116,049
TechnipFMC plc .................................... United Kingdom 40,256 2,243,064
134,773,338
Ground Transportation 0.7%
Knight-Swift Transportation Holdings, Inc. , A ............... United States 423,281 23,322,783
b
RXO, Inc. ......................................... United States 286,499 4,177,156
27,499,939
Health Care Equipment & Supplies 2.6%
b
Envista Holdings Corp. ............................... United States 4,464,269 104,776,393
Hotels, Restaurants & Leisure 2.9%
Boyd Gaming Corp. ................................. United States 535,035 45,231,859
b
Hilton Grand Vacations, Inc. ........................... United States 1,124,869 50,742,841
c
Wyndham Hotels & Resorts, Inc. ........................ United States 281,141 20,464,253
116,438,953
Household Durables 2.0%
Century Communities, Inc. ............................ United States 217,534 13,700,291
La-Z-Boy, Inc. ...................................... United States 959,965 34,952,326
b
M/I Homes, Inc. ..................................... United States 75,471 10,090,473
Meritage Homes Corp. ............................... United States 218,213 15,167,985
b
Taylor Morrison Home Corp. , A ......................... United States 91,737 5,591,370
79,502,445
Industrial REITs 0.4%
STAG Industrial, Inc. ................................. United States 399,200 14,973,992
Insurance 5.4%
CNO Financial Group, Inc. ............................ United States 2,333,177 98,110,093
Hanover Insurance Group, Inc. (The) ..................... United States 77,127 13,430,895
Horace Mann Educators Corp. ......................... United States 1,765,222 79,099,598
Selective Insurance Group, Inc. ......................... United States 327,226 27,513,162
b
TWFG, Inc. , A ...................................... United States 6,521 162,960
218,316,708
Leisure Products 3.5%
BRP, Inc. .......................................... United States 65,159 4,917,850
Brunswick Corp. .................................... United States 553,107 44,370,244
b
Mattel, Inc. ........................................ United States 4,270,227 89,205,042
138,493,136
Life Sciences Tools & Services 1.6%
Bruker Corp. ....................................... United States 1,404,858 62,221,161
Machinery 4.6%
b
Gates Industrial Corp. plc ............................. United States 4,033,247 92,845,346
b
Middleby Corp. (The) ................................ United States 67,934 9,997,847
Mueller Water Products, Inc. , A ......................... United States 2,132,974 57,739,606

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Oshkosh Corp. ..................................... United States 175,293 $ 25,210,639
185,793,438
Metals & Mining 3.4%
Commercial Metals Co. ............................... United States 1,097,847 84,391,499
a
Ryerson Holding Corp. ............................... United States 1,777,173 50,151,822
134,543,321
Multi-Utilities 0.4%
Black Hills Corp. .................................... United States 195,645 14,278,172
Oil, Gas & Consumable Fuels 1.5%
Whitecap Resources, Inc. ............................. Canada 6,672,464 60,861,457
Paper & Forest Products 0.6%
Louisiana-Pacific Corp. ............................... United States 298,581 25,003,173
Residential REITs 0.9%
Independence Realty Trust, Inc. ........................ United States 2,060,156 34,404,605
Retail REITs 0.6%
Kite Realty Group Trust ............................... United States 966,666 22,706,984
Semiconductors & Semiconductor Equipment 6.1%
b
Cohu, Inc. ......................................... United States 152,703 4,358,143
Melexis NV ........................................ Belgium 134,369 10,158,005
MKS, Inc. ......................................... United States 580,587 136,675,986
b
Onto Innovation, Inc. ................................. United States 461,638 93,273,958
244,466,092
Software 2.8%
b
ACI Worldwide, Inc. .................................. United States 2,631,496 114,101,667
Specialty Retail 2.9%
Gap, Inc. (The) ..................................... United States 3,164,500 88,542,710
Group 1 Automotive, Inc. .............................. United States 44,694 15,833,297
Signet Jewelers Ltd. ................................. United States 139,694 12,889,565
117,265,572
Textiles, Apparel & Luxury Goods 1.0%
b
Crocs, Inc. ........................................ United States 163,243 13,699,352
Dr. Martens plc ..................................... United Kingdom 28,142,109 25,935,310
39,634,662
Trading Companies & Distributors 0.0%
†
McGrath RentCorp .................................. United States 18,135 2,025,498
Total Common Stocks (Cost $ 2,910,308,797 ) ..................................
3,904,503,412

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 17.
Short Term Investments 2.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.6%
d,e
Franklin Institutional U.S. Government Money Market Fund ,
3.603% ......................................... United States 102,165,185 $ 102,165,185
Total Money Market Funds (Cost $ 102,165,185 ) ...............................
102,165,185
Total Short Term Investments (Cost $ 102,165,185 ) .............................
102,165,185
a
Total Investments (Cost $ 3,012,473,982 ) 100.1% ..............................
$4,006,668,597
Other Assets, less Liabilities (0.1) % .........................................
(775,438)
Net Assets 100.0% .........................................................
$4,005,893,159
a a a
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding holdings of 5% voting securities.
b
Non-income producing.
c
A portion or all of the security is on loan at January 31, 2026.
d
See Note 4 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At January 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended January 31, 2026, investments in “affiliated companies” were as follows:
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
January 31, 2026, investments in affiliated management investment companies were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Camden National Corp .. $ 37,330,538 $ — $ — $ — $ 9,217,658 $ 46,548,196 978,520 $ 410,978
Elementis plc ........ 86,179,132 — — — 1,980,683 88,159,815 39,868,704 —
Horace Mann Educators
Corp. ............ 98,036,198 — (19,203,210) 1,916,175 —
a
—
a
—
a
—
Hunting plc .......... 27,337,342 8,588,815 — — 11,567,455 47,493,612 7,806,253 —
Ryerson Holding Corp .. 39,204,437 — — — 10,947,385 50,151,822 1,777,173 333,220
Senior plc ........... 70,815,772 — (1,295,990) 450,847 23,415,148 93,385,777 27,907,624 —
Total Affiliated Securities
(Value at End of Period
is 8.1% of Net Assets) . $358,903,419 $8,588,815 $(20,499,200) $2,367,022 $57,128,329 $325,739,222 $744,198
a
As of January 31, 2026, no longer an affiliate.
2. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Small-Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.603% ............ $4,879,040 $19,735,517 $(19,378,438) $— $— $5,236,119 5,236,119 $32,623
Total Affiliated Securities ... $4,879,040 $19,735,517 $(19,378,438) $— $— $5,236,119 $32,623
Franklin Mutual U.S. Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.603% ............ $53,895,829 $35,718,967 $(44,404,731) $— $— $45,210,065 45,210,065 $324,922
Total Affiliated Securities ... $53,895,829 $35,718,967 $(44,404,731) $— $— $45,210,065 $324,922
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.603% ............ $44,488,005 $282,545,597 $(224,868,417) $— $— $102,165,185 102,165,185 $575,760
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.603% ............ $609,000 $2,497,000 $(3,106,000) $— $— $— — $1,407
Total Affiliated Securities ... $45,097,005 $285,042,597 $(227,974,417) $— $— $102,165,185 $577,167
4. Investments in Affiliated Management Investment Companies
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2026, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Small-Mid Cap Value Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ — $ 6,786,089 $ — $ 6,786,089
Banks ............................... 22,269,882 — — 22,269,882
Building Products ...................... 5,141,781 — — 5,141,781
Capital Markets ........................ 4,960,551 — — 4,960,551
Chemicals ........................... 7,706,965 — — 7,706,965
Commercial Services & Supplies ........... 5,393,824 — — 5,393,824
Construction & Engineering ............... 5,164,486 — — 5,164,486
Construction Materials .................. 3,699,712 — — 3,699,712
Consumer Finance ..................... 3,378,696 — — 3,378,696
Consumer Staples Distribution & Retail ...... 4,104,536 — — 4,104,536
Containers & Packaging ................. 965,946 — — 965,946
Electric Utilities ........................ 2,116,736 — — 2,116,736
Electrical Equipment .................... 8,619,781 — — 8,619,781
Electronic Equipment, Instruments &
Components ........................ 5,595,280 — — 5,595,280
Energy Equipment & Services ............. 6,810,707 — — 6,810,707
Financial Services ...................... 5,716,736 — — 5,716,736
Ground Transportation .................. 1,508,137 — — 1,508,137
Health Care Equipment & Supplies ......... 9,739,614 — — 9,739,614
Health Care Providers & Services .......... 3,216,958 — — 3,216,958
Hotels, Restaurants & Leisure ............. 3,986,847 — — 3,986,847
Household Durables .................... 3,915,048 — — 3,915,048
Industrial REITs ....................... 747,274 — — 747,274
Insurance ............................ 5,273,191 — — 5,273,191
Leisure Products ....................... 4,283,745 — — 4,283,745
Life Sciences Tools & Services ............ 3,308,374 — — 3,308,374
Machinery ............................ 17,345,969 — — 17,345,969
Metals & Mining ....................... 10,269,732 — — 10,269,732
Oil, Gas & Consumable Fuels ............. 6,818,377 — — 6,818,377
Personal Care Products ................. 3,751,557 — — 3,751,557
Residential REITs ...................... 1,860,480 — — 1,860,480
Retail REITs .......................... 1,768,676 — — 1,768,676
Semiconductors & Semiconductor Equipment . 12,541,605 556,703 — 13,098,308
Software ............................. 9,433,340 — — 9,433,340
Specialized REITs ...................... 732,021 — — 732,021
Specialty Retail ........................ 6,303,401 — — 6,303,401
Textiles, Apparel & Luxury Goods .......... 313,441 — — 313,441
Trading Companies & Distributors .......... 6,948,111 — — 6,948,111
Short Term Investments ................... 5,236,119 — — 5,236,119
Total Investments in Securities ........... $210,947,636 $7,342,792
b
$— $218,290,428
Franklin Mutual U.S. Mid Cap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... 712,582,870 — — 712,582,870
Short Term Investments ................... 45,210,065 — — 45,210,065
Total Investments in Securities ........... $757,792,935 $— $— $757,792,935
5. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ — $ 237,014,683 $ — $ 237,014,683
Banks ............................... 747,846,663 — — 747,846,663
Building Products ...................... 77,798,610 — — 77,798,610
Capital Markets ........................ 32,940,261 — — 32,940,261
Chemicals ........................... 232,103,015 — — 232,103,015
Commercial Services & Supplies ........... 113,665,248 — — 113,665,248
Construction & Engineering ............... 91,089,841 — — 91,089,841
Consumer Finance ..................... 61,602,781 — — 61,602,781
Electric Utilities ........................ 17,641,417 — — 17,641,417
Electrical Equipment .................... 182,308,748 — — 182,308,748
Electronic Equipment, Instruments &
Components ........................ 218,411,439 — — 218,411,439
Energy Equipment & Services ............. 87,279,726 47,493,612 — 134,773,338
Ground Transportation .................. 27,499,939 — — 27,499,939
Health Care Equipment & Supplies ......... 104,776,393 — — 104,776,393
Hotels, Restaurants & Leisure ............. 116,438,953 — — 116,438,953
Household Durables .................... 79,502,445 — — 79,502,445
Industrial REITs ....................... 14,973,992 — — 14,973,992
Insurance ............................ 218,316,708 — — 218,316,708
Leisure Products ....................... 138,493,136 — — 138,493,136
Life Sciences Tools & Services ............ 62,221,161 — — 62,221,161
Machinery ............................ 185,793,438 — — 185,793,438
Metals & Mining ....................... 134,543,321 — — 134,543,321
Multi-Utilities .......................... 14,278,172 — — 14,278,172
Oil, Gas & Consumable Fuels ............. 60,861,457 — — 60,861,457
Paper & Forest Products ................. 25,003,173 — — 25,003,173
Residential REITs ...................... 34,404,605 — — 34,404,605
Retail REITs .......................... 22,706,984 — — 22,706,984
Semiconductors & Semiconductor Equipment . 234,308,087 10,158,005 — 244,466,092
Software ............................. 114,101,667 — — 114,101,667
Specialty Retail ........................ 117,265,572 — — 117,265,572
Textiles, Apparel & Luxury Goods .......... 39,634,662 — — 39,634,662
Trading Companies & Distributors .......... 2,025,498 — — 2,025,498
Short Term Investments ................... 102,165,185 — — 102,165,185
Total Investments in Securities ........... $3,712,002,297 $294,666,300
c
$— $4,006,668,597
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $7,342,792, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $294,666,300, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.